Unaudited Condensed Consolidated Statements of Operations (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Commissions, related party	$ 504,892	$ 493,341	$ 453,361
Vessel operating expenses, related party	304,515	249,081	256,069
Other general and administrative expenses, related party	2,000,000	1,344,250	1,561,126
Gain on sale of vessel to related party	153,740	0	64,500
Interest and other financing costs, related party	$ 361,283	$ 84,444	$ 0